COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10. COMMITMENTS AND CONTINGENCIES

Leases

The Company has an operating lease for an office lease in Naples, Florida with an initial term of 24 months. Base monthly rent was approximately $2,100 per month plus net operating expenses and expires in April 2022. The company currently leases their space in Naples, FL month-to-month for $2,300 per month.

The company also has a three-year lease agreement for 5,000 sq feet of office space at 100 Technology Way, Jeffersonville, IN 47130 for a monthly base rent of $2,291.67 beginning May 1, 2022, with an option to renew. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. As of September 30, 2022, the Company recorded right of use liabilities of $115,310 and right of use asset of $114,460, respectively.

Legal Proceedings

From time to time, we may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect our financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect us due to legal costs and expenses, diversion of management attention and other factors. We expense legal costs in the period incurred. We cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against us in the future, and these matters could relate to prior, current or future transactions or events. As of September 30, 2022 and December 31, 2021, there were no pending or threatened litigation against the Company.

NOTE 9. COMMITMENTS AND CONTINGENCIES

Leases

The Company has an operating lease for an office lease in Naples, Florida with an initial term of 24 months. Base monthly rent was approximately $2,100 per month plus net operating expenses and expires in April 2022. The company currently leases their space in Naples, FL month-to-month for $2,300 per month. The company also has a three-year lease agreement for 5,000 sq feet of office space at 100 Technology Way, Jeffersonville, IN 47130 for a monthly base rent of $2,291.67 beginning May 1, 2022, with an option to renew.

In considering its qualitative disclosure obligations under ASC 842-20-50-3, the Company examined its lease(s) for office space that have a fixed monthly rent with no variable lease payments. These lease(s) are for an office space with no right of use assets. These lease(s) do not provide for terms and conditions granting residual value guarantees by the Company, or any restrictions or covenants imposed by the lease for dividends or incurring additional financial obligations by the Company. The Company also elected a short-term lease exception policy and an accounting policy to not separate non-lease components from lease components for the facility lease, as the Company determined the right of use asset to be zero.

Legal Proceedings

From time to time, we may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect our financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect us due to legal costs and expenses, diversion of management attention and other factors. We expense legal costs in the period incurred. We cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against us in the future, and these matters could relate to prior, current or future transactions or events. As of December 31, 2021 and 2020, there were no pending or threatened litigation against the Company.